GENERAL INFORMATION (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Accumulated losses		$ 72,895	$ 62,912
Number of shares issued		21,057,922	17,864,684
IPO [Member]
Statement Line Items [Line Items]
Number of shares issued	1,400,000
Net proceeds from issuing shares	$ 9,600